Transactions with related parties - Loan from related party (Details) - Dynagas Holding Ltd - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments
Revolving credit facility borrowing capacity	$ 30,000
Revolving credit facility amount drawn down		$ 0	$ 0
Duration of facility	5 years